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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-05216
-----------------------------------------------------------------

                           Elfun International Equity Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  3/31/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS



ELFUN INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2005 (UNAUDITED)

                                                NUMBER OF
                                                 SHARES               VALUE
-----------------------------------------------------------------------------------
COMMON STOCK - 97.5%
-----------------------------------------------------------------------------------

BRAZIL - 3.1%
Aracruz Celulose S.A. ADR                         31,336        $    1,122 (f)
Cia Vale do Rio Doce ADR                          42,476             1,129 (a)
Cia Vale do Rio Doce ADR                         100,283             3,170
Empresa Brasileira de Aeronautica
S.A. ADR                                          61,022             1,910 (f)
Petroleo Brasileiro S.A. ADR.                      5,922               228 (f)
                                                                     7,559

CANADA - 2.3%
Abitibi-Consolidated Inc.                         35,277               163 (f)
Alcan Inc.                                        69,625             2,647 (f)
Manulife Financial Corp.                          21,828             1,042 (f)
Nortel Networks Corp.                            674,644             1,835 (a)
                                                                     5,687

CHINA - 1.5%
China Petroleum & Chemical Corp.               4,762,000             1,939
Huaneng Power International, Inc.              2,364,255             1,743 (f)
                                                                     3,682

DENMARK - 0.6%
Group 4 Securicor PLC                            529,695             1,405 (a)

FINLAND - 1.5%
Nokia Oyj                                        153,168             2,381 (a,f)
Sampo Oyj (Series A)                              97,786             1,423 (f)
                                                                     3,804

FRANCE - 12.5%
Accor S.A.                                        28,428             1,395 (f)
AXA S.A.                                         113,983             3,044 (f)
BNP Paribas                                       62,754             4,457 (f)
Carrefour S.A.                                    38,628             2,055 (f)
Credit Agricole S.A.                              73,697             2,009 (f)
Lagardere S.C.A. (Regd.)                          44,968             3,413 (f)
LVMH Moet Hennessy Louis Vuitton S.A.             14,642             1,098 (f)
Renault S.A.                                      26,879             2,407 (f)
Sanofi-Aventis                                    25,068             2,119 (f)
Total S.A.                                        27,564             6,466 (f)
Veolia Environnement                              61,884             2,200 (f)
                                                                    30,663

GERMANY - 5.6%
Allianz AG (Regd.)                                10,616             1,351 (f)
BASF AG                                           35,075             2,493 (f)
Bayerische Motoren Werke AG                       33,201             1,512 (f)
E.ON AG                                           42,989             3,698 (f)
Linde AG                                          17,959             1,237
Siemens AG (Regd.)                                43,786             3,474
                                                                    13,765

HONG KONG - 2.1%
Esprit Holdings Ltd.                              26,222               179
Hongkong Land Holdings Ltd.                      420,784             1,132
Jardine Matheson Holdings Ltd.                    56,000               974
Sun Hung Kai Properties Ltd. (REIT)              315,709             2,864
                                                                     5,149

INDIA - 0.3%
Reliance Industries Ltd. GDR                      28,005               717 (b)

IRELAND - 0.4%
Bank of Ireland                                   62,523               990

ITALY - 6.6%
Banca Intesa S.p.A.                              414,092             2,110
Ente Nazionale Idrocarburi S.p.A.                174,580             4,545 (f)
Mediaset S.p.A.                                   24,233               350 (f)
Riunione Adriatica di Sicurta S.p.A.              97,577             2,302 (f)
Telecom Italia S.p.A                           1,035,353             3,246 (f)
UniCredito Italiano S.p.A.                       601,303             3,540 (f)
                                                                    16,093

JAPAN - 16.1%
Acom Co. Ltd.                                     54,519             3,695
Aiful Corp.                                       10,650               854
Aiful Corp.                                        5,325               418
Asahi Breweries Ltd.                              46,200               600
Asahi Glass Co. Ltd.                             315,014             3,328 (f)
Canon Inc.                                        57,100             3,070
Chiyoda Corp.                                    123,000             1,285 (f)
Chugai Pharmaceutical Co. Ltd.                   124,800             1,922 (f)
Daikin Industries Ltd.                           111,999             2,827 (f)
Honda Motor Co. Ltd.                              30,500             1,531 (f)
Hoya Corp.                                        22,700             2,504 (f)
JSR Corp.                                         40,900               809 (f)
Komatsu Ltd.                                     353,000             2,660 (f)
Kubota Corp.                                      90,000               481
Lawson, Inc.                                      31,898             1,175
Mitsubishi Estate Co. Ltd. (REIT)                147,000             1,712 (f)
Mitsui & Co. Ltd.                                218,000             2,016 (f)
Mitsui OSK Lines Ltd.                            237,786             1,532
Mitsui Sumitomo Insurance Co. Ltd.               287,000             2,638 (f)
Nidec Corp.                                        7,999               998
Sharp Corp.                                       13,000               197
SMC Corp.                                         18,659             2,116 (f)
Toto Ltd.                                        136,000             1,170 (f)
                                                                    39,538

MALAYSIA - 0.3%
Malaysia International Shipping Corp. BHD        174,251               747

MEXICO - 0.7%
America Movil S.A. de C.V. ADR (Series L)         25,590             1,320
Grupo Televisa S.A. ADR                            7,081               416
                                                                     1,736

NETHERLANDS - 2.5%
Aegon N.V.                                        45,672               618
ING Groep N.V.                                    70,413             2,132
Koninklijke Philips Electronics N.V.             121,140             3,346 (a,f)
                                                                     6,096

NORWAY - 0.5%
Stolt Offshore S.A.                              141,277             1,094 (a)
Telenor ASA                                       25,946               234
                                                                     1,328

RUSSIA - 0.7%
LUKOIL ADR                                         8,513             1,153 (b)
LUKOIL ADR                                         1,261               171 (f)
MMC Norilsk Nickel ADR                             5,528               323 (f)
                                                                     1,647

SOUTH KOREA - 2.2%
Kookmin Bank                                      31,293             1,397
POSCO                                                950               188
Samsung Electronics Co. Ltd.                       7,720             3,816
                                                                     5,401

SPAIN - 3.8%
ACS Actividades de Construccion y
Servicios S.A.                                    57,401             1,425
Banco Santander Central Hispano
S.A. (Regd.)                                     222,414             2,714 (f)
Grupo Ferrovial S.A.                               1,642                93 (f)
Telefonica S.A.                                  289,083             5,049
Telefonica S.A. ADR                                2,454               128 (f)
                                                                     9,409

SWEDEN - 2.5%
Sandvik AB                                        81,884             3,418 (f)
Svenska Handelsbanken                             23,766               564 (f)
Telefonaktiebolaget LM Ericsson
(Series B)                                       734,269             2,075 (a,f)
                                                                     6,057

SWITZERLAND - 6.7%
ABB Ltd. (Regd.)                                 273,951             1,708 (a)
Adecco S.A.                                       29,979             1,653
Credit Suisse Group (Regd.)                       87,032             3,750 (e)
Holcim Ltd.                                       11,793               728
Nestle S.A. (Regd.)                               13,713             3,765 (e)
Novartis AG (Regd.)                               24,162             1,131
Roche Holding AG                                  33,033             3,553
                                                                    16,288

TAIWAN - 1.9%
Taiwan Semiconductor Manufacturing
Co. Ltd.                                       2,810,780             4,595

UNITED KINGDOM - 23.1%
BG Group PLC                                     208,024             1,617
BHP Billiton PLC                                 525,259             7,057 (e)
Brambles Industries PLC                          746,651             4,275
Diageo PLC                                       188,187             2,653
GlaxoSmithKline PLC                              239,207             5,483 (e)
Group 4 Securicor PLC                            386,110             1,000
Kingfisher PLC                                   320,169             1,747
Lloyds TSB Group PLC                             245,608             2,218
National Grid Transco PLC                         51,813               480
Prudential PLC                                   135,277             1,293
Rank Group PLC                                   246,692             1,276
Reed Elsevier PLC                                308,599             3,198
Rio Tinto PLC (Regd.)                             83,007             2,684
Royal Bank of Scotland Group PLC                 154,769             4,925
Smith & Nephew PLC                               304,630             2,864
Smiths Group PLC                                 284,774             4,582
Tesco PLC                                        671,675             4,017
Vodafone Group PLC                             1,966,336             5,220 (e)
                                                                    56,589

TOTAL INVESTMENTS IN SECURITIES                                    238,945
(COST $187,444)

-----------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 30.3%
-----------------------------------------------------------------------------------

GEI Short Term Investment Fund
2.70%                                          3,580,599             3,580 (c,g)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES OUT ON
LOAN - 28.9%

State Street Navigator Securities
Lending Prime Portfolio
2.78%                                         70,752,874            70,753 (c,d)

TOTAL SHORT-TERM INVESTMENTS                                        74,333
(COST $74,333)

TOTAL INVESTMENTS                                                  313,278
(COST $261,777)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (27.8)%                                                      (68,219)

                                                                  --------
NET ASSETS  - 100.0%                                              $245,059
                                                                  ========


-----------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------

The Elfun International Equity Fund was
invested in the following sectors at
March 31, 2005:

                                                            Percentage (based
Sector                                                       on Market Value)
-----------------------------------------------------------------------------------
Short-Term Investments                                            23.73%
Financials                                                        17.62%
Industrials                                                       14.07%
Materials                                                          7.58%
Consumer Discretionary                                             7.04%
Information Technology                                             6.79%
Energy                                                             5.73%
Healthcare                                                         5.45%
Telecommunication Services                                         4.85%
Consumer Staples                                                   4.55%
Utilities                                                          2.59%
                                                                 -------
                                                                 100.00%
                                                                 =======


The Elfun International Equity had the
following long futures contracts open at March 31, 2005:

DESCRIPTION                        EXPIRATION       NUMBER OF        CURRENT          UNREALIZED
                                      DATE          CONTRACTS     NOTIONAL VALUE     DEPRECIATION
------------------------------------------------------------------------------------------------------
DJ Euro Stoxx Index Futures         June 2005          36             $1,405             $ (6)
FTSE 100 Index Futures              June 2005          10               928               (12)
Topix Index Futures                 June 2005           7               773                (8)
                                                                                         ----
                                                                                         $(26)
                                                                                         ====


--------------------------------------------------------------------------------

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - March 31, 2005


(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to $1,870 or 0.76% of net assets for the Elfun International Equity Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)  Coupon amount represents effective yield.

(d) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(e) At March 31, 2005, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(f)  All or a portion of the security is out on loan.

(g) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.



ABBREVIATIONS:

ADR         American Depository Receipt
GDR         Global Depository Receipt
REGD.       Registered
REIT        Real Estate Investment Trust

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT


                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 26, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 26, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, Elfun Funds

Date:  May 26, 2005